ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following amounts:

	September 30, 2021	December 31, 2020
Accounts payable	$788,268	$328,368
Accrued payroll	408,602	39,670
Accrued expenses	265,532	417,832
Accrued commissions	26,678	-
Accrued interest – related party	5,079	23,934
Total accounts payable and accrued expenses	$1,494,159	$809,804

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following amounts:

	December 31, 2020	December 31, 2019

Accounts payable	$328,368	$119,339
Accrued payroll	39,670	274,508
Accrued expenses	417,832	63,931
Accrued interest – related party	23,934	11,122
Total accounts payable and accrued expenses	$809,804	$468,900